Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares	Sep. 30, 2019 TWD ($) $ / shares	Jun. 30, 2019 TWD ($) $ / shares	Mar. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2019 USD ($)
Special capital reserve	$ 311,147.0				$ 276,033.9		$ 10,402.8
Cash dividends to shareholders | $ / shares	$ 2.5	$ 2.5	$ 2.5	$ 2.0	$ 8.0	$ 8.0
Appropriation of earnings [member]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 11, 2020	Nov. 12, 2019	Aug. 13, 2019	Jun. 05, 2019
Legal capital reserve					$ 35,113.1	$ 34,311.2
Special capital reserve	$ 16,893.0	$ 3,289.2	$ (3,338.2)	$ (4,724.0)	(11,459.5)	26,907.5
Cash dividends to shareholders	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 51,860.8	$ 207,443.0	$ 207,443.0